UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	10/31/2006

Item 1. Schedule of Investments

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of October 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 16.5%
	American Express Centurion
$83,000	5.29%, 7/18/07	$83,000,000
	AmSouth Bank N.A.
200,000	5.33%, 12/1/06	200,000,822
	Bank of America N.A.
200,000	5.28%, 8/23/07	200,000,000
	Barclays Bank PLC
150,000	5.263%, 12/22/06(d)	149,996,019
150,000	5.30%, 12/29/06	150,000,000
	BNP Paribas NY
63,000	5.258%, 3/6/07	62,995,199
	Calyon NY
300,000	5.262%, 10/3/07	299,904,364
	HBOS Treasury Services PLC
95,000	5.315%, 4/27/07	95,000,000
	Marshall & Ilsley Bank
75,000	5.34%, 11/22/06(d)	75,000,216
150,000	5.335%, 12/19/06(d)	150,000,000
130,000	5.33%, 12/11/06(d)	129,999,888
31,000	5.31%, 1/16/07	30,999,354
	Regions Bank Birmingham Alabama
100,000	5.32%, 12/15/06	100,000,000
	Skandinaviska Enskilda Banken AB
175,000	4.905%, 2/1/07	175,002,130
	State Street Bank and Trust Co.
75,000	5.343%, 1/16/07	74,999,565
	Suntrust Banks, Inc.
80,000	5.281%, 6/5/07(e)	80,000,000
400,000	5.27%, 2/9/07(e)	399,989,260
	Unicredito Italiano New York
200,000	5.35%, 11/30/06	200,000,000
	Unicredito Italiano S.P.A.
200,000	5.305%, 11/27/06	200,000,000

		2,856,886,817

Commercial Paper 36.8%
	AB Spintab Swedmortgage
105,000	5.27%, 12/7/06(d)	104,446,650
	Amsterdam Funding Corp., 144A
75,000	5.27%, 11/20/06(d)	74,791,396
120,000	5.27%, 11/15/06(d)	119,754,067
25,000	5.26%, 12/7/06(d)	24,868,500
	Bank of America Corp.
31,238	5.252%, 12/29/06(d)	30,973,678
10,000	5.20%, 3/22/07(d)	9,796,333
350,000	5.25%, 12/22/06(d)	347,396,876

	Barton Capital Corp., 144A
190,000	5.27%, 11/9/06(d)	189,777,489
	BASF AG, 144A
50,000	5.26%, 12/1/06(d)	49,780,833
120,000	5.343%, 12/11/06(d)	119,297,333
	Bryant Park Funding, 144A
80,439	5.35%, 12/6/06(d)	80,027,644
	Cafco LLC, 144A
50,000	5.35%, 12/14/06(d)	49,685,861
150,000	5.32%, 12/11/06(d)	149,123,333
	Cargill Global Fund PLC, 144A
27,600	5.27%, 11/13/06(d)	27,551,516
36,000	5.27%, 11/9/06(d)	35,957,840
	Ciesco LP, 144A
75,000	5.35%, 12/11/06(d)	74,561,667
150,000	5.35%, 12/13/06(d)	149,079,500
	Citigroup Funding, Inc.
250,000	5.33%, 12/18/06(d)	248,283,195
100,000	5.30%, 11/6/06(d)	99,926,806
200,000	5.25%, 12/4/06(d)	199,037,500
200,000	5.265%, 12/11/06(d)	198,830,000
	Countrywide Financial Corp.
50,000	5.29%, 11/1/06(d)	50,000,000
	Edison Asset Securitization LLC, 144A
190,000	5.25%, 12/4/06(d)	189,085,625
	Falcon Asset Securitization Corp., 144A
114,648	5.27%, 11/15/06(d)	114,413,035
46,666	5.27%, 11/16/06(d)	46,563,529
41,162	5.27%, 11/20/06(d)	41,047,512
214,224	5.27%, 11/22/06(d)	213,565,441
75,000	5.27%, 11/29/06(d)	74,692,583
35,285	5.26%, 12/12/06(d)	35,073,623
47,824	5.26%, 12/14/06(d)	47,523,532
71,258	5.27%, 12/4/06(d)	70,913,764
	General Electric Capital Corp.
25,000	5.37%, 2/12/07(d)	24,636,710
	Greenwich Capital Holdings, Inc.
75,000	5.28%, 11/30/06(d)	75,000,000
	ING America Insurance Holdings, Inc.
69,000	5.255%, 1/25/07(d)	68,143,873
50,000	5.36%, 1/30/07(d)	49,342,500
	Long Lane Master Trust, 144A
143,000	5.28%, 11/27/06(d)	142,454,693
	Nestle Capital Corp., 144A
50,000	5.175%, 8/10/07(d)	47,973,125
	Nyala Funding LLC, 144A
100,000	5.32%, 11/15/06(d)	99,793,111
100,000	5.38%, 1/16/07(d)	98,889,556
	Old Line Funding Corp., 144A
30,000	5.27%, 12/8/06(d)	29,837,508
	Park Granada LLC, 144A
43,000	5.33%, 11/2/06(d)	42,993,681
65,288	5.33%, 11/9/06(d)	65,211,395
28,124	5.28%, 11/10/06(d)	28,086,876
65,000	5.27%, 11/17/06(d)	64,847,467
50,000	5.34%, 11/3/06(d)	49,985,333

	PB Finance Delaware
140,000	5.27%, 12/4/06(d)	139,323,683
50,000	5.28%, 11/7/06(d)	49,956,000
15,000	5.275%, 12/19/06(d)	14,894,500
89,000	5.29%, 11/28/06(d)	88,646,893
	Preferred Receivable Funding, 144A
68,000	5.34%, 11/7/06(d)	67,940,160
69,071	5.34%, 11/20/06(d)	68,878,887
42,833	5.34%, 11/22/06(d)	42,701,324
	Prudential PLC, 144A
50,000	5.26%, 11/9/06(d)	49,941,556
100,000	5.32%, 12/15/06(d)	99,358,944
50,000	5.36%, 1/23/07(d)	49,393,639
43,500	5.36%, 1/24/07(d)	42,966,110
75,000	5.36%, 1/29/07(d)	74,024,708
42,000	5.32%, 11/28/06(d)	41,834,310
	Sheffield Receivables, 144A
192,328	5.27%, 11/3/06(d)	192,271,691
185,000	5.27%, 11/20/06(d)	184,485,443
110,500	5.34%, 11/29/06(d)	110,047,073
23,200	5.29%, 11/30/06(d)	23,101,510
90,950	5.26%, 12/7/06(d)	90,471,603
88,197	5.38%, 1/18/07(d)	87,191,848
	Skandinaviska Enskilda Banken AB
125,000	5.29%, 11/27/06(d)	124,999,558
50,000	5.29%, 11/29/06(d)	49,999,810
	Swiss Re Financial Products, 144A
40,000	4.82%, 11/10/06(d)	39,951,800
50,000	5.27%, 12/6/06(d)	49,743,819
	Tulip Funding Corp., 144A
106,703	5.28%, 11/29/06(d)	106,264,806
113,000	5.295%, 11/1/06(d)	113,000,000
117,000	5.28%, 11/24/06(d)	116,605,320
89,543	5.14%, 12/1/06(d)	89,148,265

		6,360,165,749

Loan Participation 0.7%
	Cargill, Inc.
50,000	5.30%, 11/10/06(c)	50,000,000
50,000	5.30%, 11/15/06(c)	50,000,000
19,000	5.30%, 11/15/06(c)	19,000,000

		119,000,000

Municipal Bonds 0.2%
	Massachusetts St. Health & Educational, Harvard University
26,335	5.33%, 7/1/29(b)	26,335,000
	New York City N.Y. HDC Related Westport Dev.
13,000	5.26%, 6/15/34(b)	13,000,000

		39,335,000

Other Corporate Obligations 32.0%
	American Express Credit Corp. M.T.N.
129,000	5.421%, 11/5/07(e)	129,017,987
	BMW US Capital LLC, 144A
50,000	5.301%, 11/5/07(e)	50,000,000
	Caja Madrid
153,000	5.369%, 10/19/07(e)	153,000,000
	General Electric Capital Corp.
111,000	5.445%, 7/9/07(e)	111,000,000
25,000	5.445%, 10/17/07(e) M.T.N.	25,000,000
19,000	5.48%, 3/9/07(e) M.T.N.	19,008,243
	Genworth Life Insurance Co.
125,000	5.40%, 11/15/07(c)(e)(g) (cost $125,000,000; date purchased 10/16/06)	125,000,000
22,000	5.40%, 11/23/07(c)(e)(g) (cost $22,000,000; date purchased 10/24/06)	22,000,000
	Goldman Sachs Group, Inc.
200,000	5.34%, 3/20/07(c)(e) P.N.	200,000,000
59,360	5.467%, 3/30/07(e) M.T.N.	59,387,818
89,220	5.51%, 1/9/07(e) M.T.N.	89,245,566
80,000	5.504%, 5/11/07(e) M.T.N.	80,049,891
25,950	5.497%, 7/2/07(e) M.T.N.	25,974,003
	HBOS Treasury Services M.T.N., 144A
50,000	5.29%, 11/9/07(e)	49,998,391
	HSBC Finance Corp. M.T.N.
324,000	5.31%, 11/5/07(e)	324,000,000
171,000	5.44%, 6/1/07(e)	171,056,612
45,000	5.41%, 10/4/07(e)	45,030,208
	HSBC USA, Inc. M.T.N.
100,000	5.30%, 11/15/07(e)	100,000,000
	Irish Life and Permanent PLC M.T.N., 144A
218,000	5.36%, 11/21/07(e)	217,992,068
	J.P. Morgan Chase M.T.N.
340,000	5.293%, 11/30/07(e)	340,000,000
	Merrill Lynch & Co., Inc. M.T.N.
40,000	5.495%, 7/9/07(e)	40,039,481
170,000	5.383%, 11/2/07(e)	170,000,000
118,200	5.36%, 6/15/07(e)	118,254,008
184,000	5.57%, 7/11/07(e)	184,000,000
126,625	5.505%, 1/26/07(e)	126,669,068
49,725	5.525%, 2/27/07(e)	49,747,433
	Metropolitan Life Insurance Co.
108,000	5.383%, 10/1/07(c)(e)(g) (cost $108,000,000; date purchased 10/2/06)	108,000,000
50,000	5.559%, 2/1/07(c)(e)(g) (cost $50,000,000; date purchased 2/1/06)	50,000,000
	Metropolitan Life Insurance Co. of CT
84,000	5.38%, 7/8/07(c)(e)(g) (cost $84,000,000; date purchased 7/7/06)	84,000,000
50,000	5.47%, 2/23/07(c)(e)(g) (cost $50,000,000; date purchased 2/24/06)	50,000,000
	Morgan Stanley
177,000	5.39%, 11/26/07(e) M.T.N.	177,000,000
200,000	5.383%, 11/2/07(e) M.T.N.	200,000,000
144,000	5.342%, 11/2/07(e) M.T.N.	144,000,000
36,000	5.505%, 7/27/07(e)	36,040,393
19,000	5.38%, 11/15/07(e)	19,008,346

	National City Bank of Cleveland M.T.N.
40,000	5.352%, 4/2/07(e)	40,001,737
	National City Bank of Indiana M.T.N.
100,000	5.31%, 1/25/07(e)	100,006,466
	Nationwide Building Society, 144A
50,000	5.424%, 10/26/07(e)	50,021,285
	Nordea Bank AB
197,000	5.33%, 10/11/07(e) 144A	197,000,000
160,000	5.30%, 11/8/07(e)	160,000,000
	Paccar Financial Corp. M.T.N.
90,000	5.294%, 1/16/07(e)	89,989,012
	Pacific Life Insurance Co.
36,000	5.51%, 7/13/07(c)(e)(g) (cost $36,000,000; date purchased 6/15/06)	36,000,000
	Skandinaviska Enskilda Banken AB, 144A
180,000	5.32%, 11/16/07(e)	180,000,000
	Suntrust Bank, Inc.
150,000	5.265%, 9/14/07(e)	149,974,259
	US Bank N.A. M.T.N.
190,000	5.42%, 9/10/07(e)	190,112,443
	Wells Fargo & Co.
340,000	5.312%, 11/2/07(e)	340,000,000
	Westpac Banking Corp.
20,000	5.46%, 5/25/07(e) 144A	20,009,765
89,000	5.43%, 10/11/07(e) M.T.N.	89,000,410

		5,535,634,893

Repurchase Agreements(f) 13.7%
	BNP Paribas Securities Corp.
362,485	5.33% dated 10/31/06 due 11/1/06, in the amount of $362,485,000 repurchase price $362,538,668 The value of collateral including accrued interest is $369,739,154.	362,485,000
	Credit Suisse Securities (USA) LLC
393,040	5.32% dated 10/31/06 due 11/1/06, in the amount of $393,040,000 repurchase price $393,098,083 The value of collateral including accrued interest is $400,903,456.	393,040,000
	Deutsche Bank Securities, Inc.
475,000	5.32% dated 10/31/06 due 11/1/06, in the amount of $475,000,000 repurchase price $475,070,194 The value of collateral including accrued interest is $484,500,000.	475,000,000
	Deutsche Bank Securities, Inc.
361,425	5.32% dated 10/31/06 due 11/1/06, in the amount of $361,425,000 repurchase price $361,478,411 The value of collateral including accrued interest is $368,653,500.	361,425,000
	Greenwich Capital Markets, Inc.
275,546	5.32% dated 10/31/06 due 11/1/06, in the amount of $275,546,000 repurchase price $275,586,720 The value of collateral including accrued interest is $281,057,487.	275,546,000
	Merrill Lynch & Co., Inc.
200,000	5.40% dated 10/31/06 due 11/1/06, in the amount of $200,000,000 repurchase price $200,030,000 The value of collateral including accrued interest is $204,000,507.	200,000,000
	Morgan Stanley & Co., Inc.
290,043	5.45% dated 10/31/06 due 11/1/06, in the amount of $290,043,000 repurchase price $290,086,909 The value of collateral including accrued interest is $295,843,860.	290,043,000

		2,357,539,000

U.S. Government Agencies 0.4%
	Federal Home Loan Bank
75,000	5.42%, 11/7/07	75,000,000

	Total Investments 100.3% (amortized cost $17,343,561,459)(a)	17,343,561,459
	Liabilities in excess of other assets (0.3%)	(60,263,914)

	Net Assets 100.0%	$17,283,297,545

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

P.N.—Promissory Note.

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2006.
(f)	Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
(g)

Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $475,000,000. The aggregate value of $475,000,000 is 2.7% of net assets.

Dryden Core Investment Fund/Short-Term Bond Series

Schedule of Investments

as of October 31, 2006 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 88.3%
ASSET BACKED SECURITIES 56.5%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	6.295%	6/25/32	$1,048	$1,062,606
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.77	4/25/35	2,000	2,008,789
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	7.02	11/25/33	1,500	1,518,579
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	5.84	4/25/34	5,000	4,999,976
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M2(a)	A2	6.37	4/25/34	7,800	7,855,779
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M3(a)	A3	6.57	4/25/34	1,700	1,699,992
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa2	5.82	2/15/12	14,055	14,084,999
American Express Credit Account Master, Ser. 2003-2, Class B(a)	A1	5.69	10/15/10	10,000	10,042,925
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)	Aa2	6.22	2/25/33	2,966	2,970,785
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)	A2	7.17	2/25/33	4,997	5,012,271
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	6.01	1/25/34	1,600	1,613,713
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	6.07	1/25/34	3,200	3,229,636
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)	A2	7.17	3/25/33	2,178	2,195,414
Ameriquest Mortgage Securities, Inc., Ser. 2003-6, Class AF4(a)	Aaa	4.329	8/25/33	548	538,874
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M2(a)	A2	7.07	10/25/33	1,000	1,014,349
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	6.52	7/25/32	1,340	1,344,039
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	6.07	8/25/32	4,936	4,955,352
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.97	12/25/32	2,997	3,000,550
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	5.56	9/25/36	6,000	6,005,734
Asset Backed Funding Cert., Ser. 2006-OPT1, Class M2(a)	Aa2	5.61	9/25/36	6,000	6,004,596
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	6.97	11/25/33	3,500	3,544,438
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	5.55	11/15/11	18,300	18,295,339
Bank One Issuance Trust, Ser. 2003, Class C4 (a)	Baa2	6.35	2/15/11	10,000	10,128,957
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	6.49	9/25/34	1,450	1,473,876

Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	6.52	9/25/34	1,100	1,110,493
CDC Mortgage Capital Trust Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	7.57	1/25/33	520	520,866
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2003-HE4, Class M2(a)	A2	6.97	3/25/34	3,500	3,547,905
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2004-HE1, Class M3(a)	A3	6.67	6/25/34	1,000	1,002,458
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2004-HE2, Class M2(a)	A2	6.52	7/25/34	1,650	1,657,829
Centex Home Equity Ser. 2003-B, Class M1(a)	Aa2	6.02	6/25/33	1,750	1,752,316
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	6.39	12/25/32	3,916	3,917,730
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.72	3/25/35	3,000	3,012,299
Chase Credit Card Master Trust, Ser. 2003-3, Class B(a)	A2	5.67	10/15/10	9,800	9,843,565
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa2	6.12	2/15/11	18,000	18,204,305
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	5.60	2/25/33	1,877	1,879,221
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.454	1/15/10	16,410	16,579,594
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.53	12/15/09	4,000	4,037,806
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	5.65	11/15/12	4,000	4,008,732
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	5.72	2/20/15	13,000	13,041,595
Citibank Mortgage Loan Trust, Inc., Ser. 2006-WFH, Class M2(a)	Aa2	5.62	10/25/36	12,000	12,000,000
Citigroup Mortgage Loan Trust Inc., Home Equity Loan, Ser. 2006-HE1, Class M2(a)	Aa2	5.66	1/25/36	2,500	2,504,963
Citigroup Mortgage Loan Trust Inc., Ser. 2006-WFH, Class M2(a)	Aa2	5.60	8/25/36	13,000	13,009,918
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	5.50	8/18/21	19,667	19,666,668
Conseco Finance Corp., Ser. 2001-C, Class M1(a )	Aa3	6.02	8/15/33	1,180	1,182,010
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser, 2002-3, Class M1(a)	Aa2	6.445	3/25/32	1,000	1,000,687
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	6.02	8/25/33	10,000	10,026,694
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-BC3, Class M2(a)	Aa2	5.64	2/25/37	11,000	11,009,083
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aaa	5.43	7/25/34	19,246	19,244,085
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	5.44	1/25/37	12,501	12,500,787
Countrywide Asset-Based Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.78	4/25/36	9,900	9,953,754
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.56	4/15/35	3,327	3,331,104
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.50	5/15/35	3,518	3,519,912
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.55	2/15/36	6,957	6,957,432
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.49	05/15/36	9,645	9,646,232

Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	Aaa	5.47	10/15/36	14,397	14,399,314
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Aaa	5.489	11/15/36	35,000	34,999,999
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	6.92	3/25/32	1,751	1,788,456
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.65	5/15/11	2,515	2,527,750
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B2(a)	A2	5.75	5/15/13	3,000	3,024,566
Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	5.50	4/16/10	6,000	6,005,675
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	5.464	3/15/14	9,816	9,816,000
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	7.22	12/25/32	892	900,641
Equifirst Mortgage Loan Trust, Ser. 2003-2, Class M3(a)	A3	7.47	9/25/33	1,500	1,523,595
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.70	5/25/36	3,289	3,293,010
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	5.49	7/25/36	3,000	3,000,671
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.80	3/25/35	6,000	6,037,226
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.97	12/25/35	3,500	3,524,074
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	Aaa	5.56	10/25/36	15,000	14,999,804
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2, 144A(a)	Aa2	5.72	1/25/36	2,000	2,007,078
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	A1	5.68	5/17/10	1,550	1,554,032
Fremont Home Loan Trust, Ser. 2004-1, Class M6 (a)	A3	6.62	2/25/34	2,450	2,454,144
Fremont Home Loan Trust, Ser. 2004-2, Class M2 (a)	Aa2	5.94	7/25/34	2,400	2,413,620
GE Business Loan Trust, Ser. 2003-2A, Class A (a)	Aaa	5.69	11/15/31	18,099	18,133,703
GE Capital Credit Card Master Note Trust, Credit Card, Ser. 2004-1, Class B(a)	A1	5.62	6/15/10	1,900	1,902,697
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A1	5.58	9/15/10	7,800	7,808,420
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	5.62	6/15/13	4,000	4,027,344
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.481	9/15/12	9,000	9,004,730
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	5.581	9/15/12	8,000	8,004,191
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3(a)	Aaa	5.58	8/26/19	12,500	12,499,875
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.49	4/20/11	8,500	8,503,312
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.56	4/20/13	5,000	4,999,927
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	5.49	7/20/11	19,000	18,999,785

GE Seaco Finance, Ser. 2005-1A, Class A, 144A (a)	Aaa	5.57	11/17/20	12,717	12,736,536
GMAC Mortgage Corp Loan Trust, Ser. 2001-HE, Class 1A1(a)	Aaa	5.54	12/25/26	9,278	9,284,553
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.51	3/25/35	10,000	10,016,438
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE, Class A2(a)	Aaa	5.47	2/25/36	7,775	7,783,490
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Aaa	5.42	10/25/36	14,278	14,277,512
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	Aaa	5.466	12/25/36	15,000	15,000,000
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	8.095	3/20/33	1,025	1,025,970
GSAMP Trust Home Equity Loan, Ser. 2005- HE6, Class M2(a)	Aa2	5.77	11/25/35	4,500	4,521,123
GSAMP Trust Home Equity Loan, Ser. 2005-WMC, Class A2B(a)	Aaa	5.56	12/25/35	11,000	11,019,169
GSAMP Trust Home Equity Loan, Ser. 2006-HE4, Class N1, 144A(a)	A-(e)	5.75	6/25/36	3,128	3,115,609
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	Aaa	5.55	10/25/36	2,700	2,700,000
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	5.61	3/20/36	16,627	16,626,383
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	5.57	3/20/36	7,300	7,300,000
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	6.67	2/25/33	3,200	3,201,062
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M2(a)	A2	7.52	2/25/33	1,175	1,176,553
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	6.82	3/25/33	2,051	2,052,901
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M3(a)	Aa3	7.52	10/25/33	6,250	6,285,807
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-5, Class M2(a)	A2	7.05	12/25/33	1,500	1,517,895
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-2, Class M2(a)	A2	6.52	7/25/34	5,000	5,059,209
Home Equity Asset Trust, Home Equity Loan, Ser.2003-7, Class M3(a)	A3	7.22	3/25/34	2,900	2,924,740
Home Equity Asset Trust, Home Equity Loan,Ser. 2006-6, Class 2A4(a)	Aaa	5.56	11/25/36	14,500	14,513,821
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.46	6/15/12	18,000	18,009,542
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A (a)	Aaa	5.42	2/25/36	13,119	13,115,419
Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.62	3/25/36	3,000	3,010,817
IXIS Real Estate Capital Trust, Home Equity Loan, Ser.2006-HE3, Class A4(a)	Aaa	5.55	1/25/37	9,900	9,899,858
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	5.56	8/25/36	7,447	7,459,129
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC, Class A5(a)	Aaa	5.56	8/25/36	2,900	2,899,963
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	6.07	7/25/33	2,283	2,289,619
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	5.85	6/25/34	2,350	2,359,023

Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4(a)	Aaa	5.62	5/15/11	9,447	9,448,276
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3(a)	Aaa	5.47	8/25/36	14,375	14,382,982
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A5(a)	Aaa	5.56	8/25/36	3,200	3,199,957
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C(a)	Baa2	5.59	3/15/11	30,000	30,078,700
Mellon Bank Home Equity Loan Trust, Home Equity Loan, Ser. 2001-1, Class A(a)	Aaa	5.56	3/20/27	880	882,706
Meritage Mortgage Loan Trust, Ser. 2004-1, Class M4 (a)	A2	6.42	7/25/34	1,200	1,205,250
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	5.92	8/25/34	4,100	4,123,356
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2006-HE6, Class A2D(a)	Aaa	5.566	9/25/36	7,000	6,999,965
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.32	11/25/32	2,499	2,500,928
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1,	Aa2	6.12	5/25/33	1,780	1,787,129
Morgan Stanley ABS Capital I, Ser. 2003-NC1, Class M2(a)	A2	7.12	10/25/33	1,750	1,761,713
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	7.62	4/25/33	568	570,384
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	7.27	6/25/33	12,303	12,383,343
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	6.02	9/25/33	4,600	4,611,057
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	7.07	9/25/33	2,750	2,766,150
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	7.32	2/25/33	1,881	1,891,333
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	6.62	7/25/32	714	725,541
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.26	10/25/32	2,487	2,488,800
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	6.92	10/25/32	1,327	1,329,027
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.22	3/25/33	2,449	2,450,181
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	7.57	3/25/33	832	833,539
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.73	5/25/35	4,366	4,391,543
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class B(a)	A2	5.47	3/15/13	6,000	6,009,375
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.60	3/15/13	5,000	5,003,865
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.46	8/25/23	5,000	4,999,900
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	6.07	11/25/32	1,244	1,246,001
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.74	12/25/35	8,000	8,041,326
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.76	12/25/35	2,000	2,012,702

Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aaa	5.47	11/15/18	19,082	19,081,680
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.80	8/25/35	4,552	4,583,651
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.60	5/25/36	3,000	3,009,369
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2(a)	Aaa	5.51	3/25/36	10,000	10,007,680
Quest Trust, Home Equity Loan. Ser. 2006-X2, Class A2(a)	Aaa	5.61	8/25/36	6,000	6,000,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	6.57	5/25/34	1,235	1,247,396
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.75	6/25/33	1,490	1,493,435
Residential Asset Mortgage Products Inc., Ser. 2006-RZ3, Class M2(a)	Aa2	5.70	8/25/36	4,500	4,503,589
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2003-RS10, Class MII2(a)	A2	7.02	11/25/33	2,000	2,027,409
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	5.59	10/25/36	5,500	5,499,921
Residential Asset Securities Corp., Home Equity Loan, Ser. 2003-KS7, Class AIIB(a)	Aaa	5.64	9/25/33	1,221	1,222,190
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.65	12/25/35	4,200	4,210,249
Residential Asset Securities Corp., Home Equity Loan, Ser. 2006-KS3 , Class M2(a)	Aa2	5.66	4/25/36	4,500	4,509,596
Residential Asset Securities Corp., Ser. 2002-KS7, Class A2(a)	Aaa	5.69	11/25/32	1,193	1,194,024
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS, Class AII(a)	Aaa	5.50	12/25/35	5,845	5,847,538
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA, Class A(a)	Aaa	5.46	7/25/36	13,444	13,444,252
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	5.85	3/25/31	1,830	1,831,424
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	6.10	7/25/31	1,771	1,771,828
Saxon Asset Securities Trust, Ser. 2002-1, Class M2(a)	Aa3	6.52	11/25/31	1,042	1,045,222
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	6.92	12/25/33	1,000	1,013,496
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	5.85	3/25/35	2,000	2,001,674
Saxon Asset Securities Trust, Ser. 2006-3, Class A4 (a)	Aaa	5.56	11/25/36	12,000	11,999,940
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	6.42	2/25/34	1,875	1,880,338
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	5.57	5/25/36	5,000	5,010,664
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(e)	5.72	4/25/34	4,200	4,199,983
Sky Financial Medical Loan Securitization, Ser. 2001-A, Class A2, 144A	Aaa	6.95	12/15/11	4,572	4,599,032
Soundview Home Equity Loan Trust, Ser. 2006-NLC1, Class A4, 144A(a)	Aaa	5.56	11/25/36	4,000	4,000,000
Structured Asset Investment Loan Trust, Ser. 2003-BC12, Class M1	AA(e)	5.97	11/25/33	10,400	10,399,948

Structured Asset Investment Loan Trust, Ser. 2003-BC13, Class M1(a)	AA(e)	5.97	11/25/33	4,200	4,217,338
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.75	11/25/35	3,500	3,517,268
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3(a)	AAA(e)	5.48	12/25/35	4,000	4,000,000
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa	5.52	4/20/21	9,500	9,499,943
TMTS 06-12SL 1A1(a)	Aaa	5.52	12/25/36	47,480	47,480,001

					1,098,082,498

COMMERCIAL MORTGAGE BACKED SECURITIES 6.2%
Bank of America Large Loan, Ser. 2005-MIB1, Class A1(a)	Aaa	5.47	3/15/22	3,626	3,626,045
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	5.39	10/15/19	25,000	25,003,906
Bank of America Large Loan, Ser. 2006-LAQ, Class A1, 144A(a)	Aaa	5.48	2/9/21	11,000	11,036,680
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	5.43	3/15/19	7,000	6,999,970
Commercial Mortgage Pass Through Cert., Ser 2006-CNL2, Class A2FL(a)	AAA(e)	5.541	2/5/19	3,000	3,005,741
JP Morgan Chase Commercial Mortgage, Ser. 2006-FL1A, Class A1A(a)	Aaa	5.41	2/15/20	9,808	9,809,031
MLMI Ser. 2006-1, Class A1, 144A(a)	Aaa	5.39	12/31/49	25,000	25,000,000
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1(a)	Aaa	5.41	9/15/21	35,000	34,999,814

					119,481,187

CORPORATE BONDS 25.3%
Banking 3.2%
BBVA US Senior SA Uniper, 144A(a)	Aa2	5.444	4/17/09	10,000	10,005,030
Citigroup, Inc., Notes(a)	Aa1	5.53	6/9/09	2,070	2,075,572
HBOS Treasury Services, M.T.N. 144A	Aa2	5.414	7/17/09	15,000	15,004,830
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa3	5.471	6/2/08	4,000	4,003,728
Keycorp, M.T.N.	A2	5.43	9/15/09	25,000	24,994,150
Washington Mutual Bank(a)	A2	5.404	4/18/08	5,000	5,004,100

					61,087,410

Brokerage 6.0%
Bear Stearns & Co., Inc., M.T.N.(a)	A1	5.489	8/21/09	10,000	10,006,570
Bear Stearns & Co., Inc., M.T.N.(a)	A1	5.66	9/9/09	15,000	15,067,335
Goldman Sachs, M.T.N.(a)	Aa3	5.764	3/28/08	5,000	5,023,955
Goldman Sachs Group, Inc., M.T.N.	Aa3	5.477	12/22/08	20,000	20,020,020
Lehman Brothers Holdings Inc., M.T.N.	A1	5.696	11/10/09	16,900	16,969,713
Lehman Brothers Holdings Inc., Notes	A1	5.492	8/21/09	10,000	10,004,070
Merrill Lynch & Co. Inc., M.T.N.	Aa3	5.65	9/9/09	10,000	10,044,900
Merrill Lynch & Co. Inc., M.T.N.	Aa3	5.466	1/28/09	6,000	6,005,382
Merrill Lynch & Co. Inc., M.T.N.	Aa3	5.41	8/14/09	9,000	8,994,996
Morgan Stanley, M.T.N.	Aa3	5.55	2/9/09	15,000	15,018,465

					117,155,406

Capital Goods 2.7
Caterpillar Financial Services, Notes, M.T.N.	A2	5.46	3/10/09	5,000	5,005,945
Eaton Corp.	A2	5.526	8/10/09	25,000	25,007,900

ERAC USA Finance Co., Notes, 144A(a)	Baal	5.626	4/30/09	7,000	7,011,431
Fedex Corp.(a)	Baa2	5.579	8/8/07	5,000	5,006,975
John Deere Capital Corp., M.T.N.(a)	A3	5.515	6/10/08	4,350	4,358,330
United Technologies Corp.	A2	5.47	6/1/09	5,000	5,003,775

					51,394,356

Energy-Integrated 0.5%
Conocophillips AU, Gtd. Notes	A1	5.47	4/9/09	10,000	10,009,960

Foods 0.5%
Sabmiller PLC, 144A	Baa1	5.672	7/1/09	10,000	10,004,670

Health Care Equipment & Supplies 1.0%
Cardinal Health, Inc., 144A	Baa2	5.64	10/2/09	20,000	19,999,260

Insurance 1.3%
Lincoln National Corp., Unsec’d. Notes	A3	5.48	4/6/09	25,000	25,020,200

Media & Entertainment 1.0%
Walt Disney Co., M.T.N.	A3	5.49	9/10/09	20,000	20,013,220

Non-Captive Finance 6.5%
American Express Credit Corp., M.T.N.	Aa3	5.38	5/19/09	8,000	8,000,648
Capital One Financial Corp., M.T.N.(a)	Baa1	5.67	9/10/09	25,000	25,069,825
Citigroup Inc., Notes(a)	A2	5.54	12/19/08	5,000	5,010,635
General Electric Capital Corp., M.T.N.	Aaa	5.43	10/6/10	25,000	24,992,500
General Electric Capital Corp., M.T.N.(a)	Aaa	5.616	2/2/09	8,300	8,321,331
HSBC Finance Corp., Notes	Aa3	5.696	11/16/09	10,370	10,424,422
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.531	12/5/08	3,000	3,008,367
International Lease Finance Corp., M.T.N.	A1	5.774	1/15/10	17,000	17,120,564
SLM Corp., Notes, M.T.N.	A2	5.517	7/25/09	20,000	20,020,560
SLM Corp., Notes, M.T.N.(a)	A2	5.577	1/26/09	4,000	4,013,924

					125,982,776

Oil & Gas Equipment & Services 0.5%
BJ Services Co.	Baa1	5.57	6/1/08	10,000	9,999,450

Technology - Software/Services 0.8%
Cisco Systems Inc., Notes	A1	5.479	2/20/09	6,000	6,004,554
Hewlett Packard Co.	A3	5.524	5/22/09	10,000	10,012,710

					16,017,264

Telecommunication Services 1.3%
Bellsouth Corp.	A2	5.58	8/15/08	25,000	25,007,825

Total corporate bonds					491,691,797

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal National Mortgage Association, Ser. 2006-5, Class 3A1	AAA	5.38	11/25/24	5,591	5,580,414

Total long-term investments (cost $1,714,274,915)					1,714,835,896

SHORT-TERM INVESTMENTS 15.9%
COMMERCIAL PAPER 5.2% (b)
Burlington Northern, 144A	P-2	5.33	1/25/07	4,000	3,948,360
Cargill Inc., 144A	P-1	5.31	11/1/06	42,979	42,972,661
ITT Industries Inc., 144A	P-2	5.37	12/8/06	7,500	7,458,184
Rockies Express Pipeline, 144A	P-2	5.52	11/27/06	6,000	5,975,913
Vodafone Airtouch PLC, 144A	P-2	5.50	11/20/06	20,000	19,940,198
Wellpoint Inc., 144A	P-2	5.37	11/15/06	10,000	9,978,237
Wellpoint Inc., 144A	P-2	5.35	12/15/06	10,000	9,932,869

					100,206,422

CORPORATE BONDS 4.6%
Building Materials & Construction 0.8%
Centex Corp., M.T.N.	Baa2	5.739	8/1/07	15,000	15,013,005

Capital Goods 0.7%
ERAC USA Finance Co., 144A	Baa1	6.75	5/15/07	13,545	13,608,567

Chemicals 0.2%
Praxair Inc.	A2	4.75	7/15/07	3,770	3,755,712

Electrical Utilities 0.3%
Dominion Resources Inc., Notes	Baa2	3.66	11/15/06	5,000	4,996,329

Foods 1.3%
General Mills Inc., Notes	Baa1	5.125	2/15/07	15,200	15,184,283
Kraft Foods, Inc., Notes	A3	5.25	6/1/07	10,000	9,983,820

					25,168,103

Non-Captive Finance 0.6%
Countrywide Financial Corp., M.T.N.	A3	5.471	12/5/06	1,700	1,700,061
Countrywide Financial Corp., M.T.N.	A3	5.53	4/11/07	10,175	10,181,654

					11,881,715

Telecommunications 0.2%
Verizon Wireless Capital LLC, Notes	A2	5.375	12/15/06	5,000	4,997,990

Wireless 0.5%
Vodafone Group PLC(a)	A3	5.427	6/29/07	10,000	9,999,610

Total corporate bonds					89,421,031

LOAN PARTICIPATIONS 6.1%
AMB Property Limited Partnership(c)		5.52	11/9/06	20,000	20,000,000
Duke Realty Corporation(c)		5.40	11/13/06	14,000	14,000,000

EOP Operating Limited Partnership	5.41	11/1/06	12,000	12,000,000
EOP Operating Limitied Partnership(c)	5.41	11/20/06	42,060	42,059,999
ERP Operating Limited Partnership(c)	5.40	12/7/06	15,000	15,000,000
Federal Realty Investment Limited Partnership	5.59	11/2/06	5,000	5,000,000
Liberty Property Limited Partnerhip( c)	5.51	12/20/06	10,000	10,000,000

				118,059,999

Total short-term investments (cost $307,678,595)				307,687,452

Total Investments 104.2% (cost $2,021,953,510)(d)				2,022,523,348

Liabilities in excess of other assets (4.2%)				(80,807,930)

Total Net Assets 100.0%				$1,941,715,418

The following abbreviations are used in the portfolio descriptions:

LLC	-	Limited Liability Company
M.T.N.	-	Medium Term Note
144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*		The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)		Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)		Rate quoted represents yield-to-maturity as of purchase date.
(c)		Indicates a security that has been deemed illiquid.
(d)		The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of October 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$2,021,953,510	$1,115,135	$(545,297)	$569,838

(e)	Standard & Poor’s Rating.

See Notes to Financial Statements.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2006

*	Print the name and title of each signing officer under his or her signature.